Securities at fair value through other comprehensive income and securities at amortized cost (Details) ₩ in Millions	Dec. 31, 2018 KRW (₩)
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	₩ 38,314,170
Securities at amortized cost	28,478,136
Debt securities
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	37,677,645
Securities at amortized cost	28,478,136
Government
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	8,975,391
Securities at amortized cost	18,000,454
Financial institutions
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	17,341,330
Securities at amortized cost	2,171,623
Corporate bonds and others
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	11,360,924
Securities at amortized cost	8,306,059
Equity securities
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	636,525
Stocks
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	630,010
Equity investments
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	₩ 6,515